Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	December 31,
	2014	2013

Accrued professional fees	$130	$89
Accrued staff costs and staff benefits	27	181
Accrued transportation expenses	-	222
Accrued miscellaneous purchases	-	98
Other taxes payable	50	11
Others	2	94
Other payables and accrued liabilities	$209	$695